Income/ loss per share (Tables)	12 Months Ended
Dec. 31, 2017
Income/ loss per share
Schedule of income / loss per share

	Year ended December 31,
	2017	2016	2015
Income / loss (-) per share:
Net income / loss (-) attributable to owners of the parent (Euro, in thousands )	€(115,704)	€54,012	€(118,410)
Number of shares (thousands)
Weighted average number of shares for the purpose of basic income / loss (-) per share	49,479	45,696	35,700
Basic income / loss (-) per share (Euros)	€(2.34)	€1.18	€(3.32)

Net income / loss (-) attributable to owners of the parent (Euro, in thousands )	€(115,704)	€54,012	€(118,410)
Number of shares (thousands)
Weighted average number of shares for the purpose of diluted income / loss (-) per share	49,479	45,696	35,700
Number of dilutive potential ordinary shares	—	1,612	—
Diluted income / loss (-) per share (Euros)	€(2.34)	€1.14	€(3.32)